Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2019
Loss per share for profit attributable to the ordinary equity holders of the company:
Schedule of Loss Per Share
(a)	Basic/diluted loss per share

	Consolidated entity
	31 December 2019 Cents	31 December 2018 Cents
From continuing operations	(0.08)	(0.12)

Schedule of Reconciliation of Earnings Used in Calculating Earnings Per Share
(b)	Reconciliation of earnings used in calculating earnings per share

	Consolidated entity
	31 December 2019 $	31 December 2018 $
Basic earnings per share
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
From continuing operations	2,709,911	3,123,372

Schedule of Weighted Average Number of Shares Used as Denominator
(c)	Weighted average number of shares used as denominator

	Consolidated entity
	31 December 2019 Number	31 December 2018 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	3,331,576,766	2,558,004,460